Commitments and Contingencies - Additional Information (Details)							12 Months Ended
	Nov. 29, 2021 shares	Sep. 14, 2021 USD ($)	Sep. 13, 2021 USD ($)	Aug. 17, 2021 USD ($)	Jan. 19, 2021 USD ($)	Jan. 14, 2021 USD ($)	Dec. 31, 2021 USD ($)	Aug. 18, 2021 USD ($)
Commitments And Contingencies [Line Items]
Registration rights agreement date							Jan. 11, 2021
Registration rights agreement term							The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Gross proceeds from issuance of initial public offering							$ 276,000,000
Deferred fee					$ 720,000
Evolve Agreement [Member]
Commitments And Contingencies [Line Items]
Payments for Merger Related Costs				$ 55,000
Edelstein Letter [Member]
Commitments And Contingencies [Line Items]
Accrued Professional Fees				16,000
PIPE Engagement Letter [Member]
Commitments And Contingencies [Line Items]
Legal fees							$ 2,500,000
Business Combination, Contingent Consideration, Asset		$ 3,500,000
Proceeds from Sale of Equity Securities, FV-NI		100,000,000
Additional payments on sale of securities		$ 1,500,000
ADEX Merger Sub, LLC [Member]
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares	308,100,000
Lincoln | Lincoln Letter [Member]
Commitments And Contingencies [Line Items]
Business Combination, Contingent Consideration, Asset				$ 500,000
Wells Fargo Securities, LLC [Member]
Commitments And Contingencies [Line Items]
Percentage Contingent Fee From Proceeds from Sale of Equity Securities		4
Payments to acquire businesses			$ 3,500,000
Percentage of break-up fee			30
Arthur D. Little LLC [Member] | Consulting Agreement [Member]
Commitments And Contingencies [Line Items]
Business Combination, Contingent Consideration, Asset								$ 250,000
IPO
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering						$ 240,000,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage							2.00%
Underwriting Agreement | IPO
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering							$ 5,520,000
Deferred fee on gross proceeds of IPO percentage							3.50%
Deferred fee							$ 9,660,000